Other Income And Other Expense	12 Months Ended
Dec. 31, 2016
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 13 – Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2016	2015	2014
All other income and commissions:
ATM interchange fees	$11,965	$11,917	$10,943
Other service charges	11,731	11,610	11,882
Mortgage banking	10,215	3,870	71,257
Electronic banking fees	5,477	5,840	6,190
Letter of credit fees	4,103	4,621	4,864
Deferred compensation	3,025	(1,369)	2,042
Insurance commissions	2,981	2,627	2,257
Gain/(loss) on extinguishment of debt	-	5,793	(4,166)
Other	14,734	15,821	12,390
Total	$64,231	$60,730	$117,659
All other expense:
Litigation and regulatory matters	$30,469	$187,607	$(2,720)
Other insurance and taxes	10,891	12,941	12,900
Travel and entertainment	10,275	9,590	9,095
Customer relations	6,255	5,382	5,726
Employee training and dues	5,691	5,390	4,518
Supplies	4,434	3,827	3,745
Tax credit investments	3,349	4,582	2,087
Miscellaneous loan costs	2,586	2,656	2,690
Foreclosed real estate	773	2,104	2,503
Other	41,568	34,123	41,952
Total	$116,291	$268,202	$82,496

Certain previously reported amounts have been reclassified to agree with current presentation.